First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 90.9%
	Brazil — 10.8%
$9,250,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	$1,870,501
25,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	5,039,670
31,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	6,113,679
18,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	3,623,691
				16,647,541
	Chile — 2.3%
325,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP)	4.50%	03/01/26	345,408
3,065,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	3,199,324
				3,544,732
	Colombia — 6.7%
4,595,000,000	Colombian TES, Series B (COP)	7.75%	09/18/30	1,107,689
22,510,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	5,001,874
19,143,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	4,179,434
				10,288,997
	Czech Republic — 2.6%
40,740,000	Czech Republic Government Bond (CZK) (c)	2.40%	09/17/25	1,725,097
62,810,000	Czech Republic Government Bond (CZK)	2.00%	10/13/33	2,342,251
				4,067,348
	Hungary — 3.5%
1,496,000,000	Hungary Government Bond (HUF)	5.50%	06/24/25	4,194,232
423,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	1,235,453
				5,429,685
	India — 0.3%
40,000,000	India Government Bond (INR)	6.10%	07/12/31	452,936
	Indonesia — 13.7%
97,693,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	6,496,584
86,899,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	6,104,958
64,540,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	4,187,206
51,250,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	3,658,367
8,786,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	627,108
				21,074,223
	Israel — 1.8%
2,400,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	700,854
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	505,112
6,900,000	Israel Government Bond - Fixed (ILS)	1.30%	04/30/32	1,520,353
				2,726,319
	Malaysia — 10.0%
12,000,000	Malaysia Government Bond (MYR)	3.90%	11/30/26	2,567,406
12,520,000	Malaysia Government Bond (MYR)	3.73%	06/15/28	2,660,963
33,185,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	7,101,198
15,955,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	3,139,694
				15,469,261
	Mexico — 4.9%
98,470,000	Mexican Bonos, Series M (MXN)	7.50%	06/03/27	5,420,813
37,860,000	Mexican Bonos, Series M (MXN)	8.50%	05/31/29	2,145,580
				7,566,393

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Peru — 2.7%
$7,470,000	Peru Government Bond (PEN)	6.95%	08/12/31	$2,051,644
8,150,000	Peru Government Bond (PEN)	6.90%	08/12/37	2,166,992
				4,218,636
	Philippines — 2.4%
226,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	3,734,691
	Poland — 4.9%
5,820,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	1,337,047
6,172,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	1,695,555
23,375,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	4,545,578
				7,578,180
	Romania — 4.8%
4,475,000	Romania Government Bond (RON)	8.75%	10/30/28	1,071,715
27,860,000	Romania Government Bond (RON)	6.70%	02/25/32	6,248,770
				7,320,485
	South Africa — 7.9%
54,620,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	3,052,273
124,380,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	5,799,307
56,560,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	2,547,579
20,000,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	790,065
				12,189,224
	Supranational — 6.5%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	569,933
277,020,000	Asian Development Bank (INR)	6.20%	10/06/26	3,299,805
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	2,209,834
61,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	749,381
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	743,341
116,000,000	International Finance Corp. (INR)	6.30%	11/25/24	1,389,423
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	1,043,997
				10,005,714
	Thailand — 4.9%
6,800,000	Thailand Government Bond (THB)	3.65%	06/20/31	206,430
198,710,000	Thailand Government Bond (THB)	3.35%	06/17/33	5,926,323
46,700,000	Thailand Government Bond (THB)	3.39%	06/17/37	1,395,767
				7,528,520
	Turkey — 0.2%
11,800,000	Turkiye Government Bond (TRY)	10.60%	02/11/26	257,776

	Total Investments — 90.9%			140,100,661
	(Cost $144,427,734)
	Net Other Assets and Liabilities — 9.1%			14,044,922
	Net Assets — 100.0%			$154,145,583

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Forward Foreign Currency Contracts at January 31, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2024	Sale Value as of 1/31/2024	Unrealized Appreciation (Depreciation)
2/20/2024	BNS	BRL	5,600,000	USD	1,153,901	$1,128,427	$1,153,901	$(25,474)
2/20/2024	BNS	CLP	1,880,000,000	USD	2,068,776	2,018,513	2,068,776	(50,263)
2/20/2024	BNY	CNH	33,000,000	USD	4,585,703	4,595,784	4,585,703	10,081
2/20/2024	BNS	COP	13,140,000,000	USD	3,352,554	3,361,725	3,352,554	9,171
2/20/2024	BNY	CZK	8,500,000	USD	374,313	369,736	374,313	(4,577)
2/20/2024	BNY	HUF	775,000,000	USD	2,213,794	2,177,558	2,213,794	(36,236)
2/20/2024	BNS	INR	40,000,000	USD	481,956	481,316	481,956	(640)
2/20/2024	BNS	KRW	4,920,000,000	USD	3,760,605	3,690,506	3,760,605	(70,099)
2/20/2024	BNY	MXN	130,750,000	USD	7,625,714	7,570,641	7,625,714	(55,073)
2/20/2024	BNS	PEN	7,500,000	USD	2,032,025	1,970,194	2,032,025	(61,831)
2/20/2024	BNS	PHP	238,100,000	USD	4,267,790	4,227,253	4,267,790	(40,537)
2/20/2024	BNY	PLN	5,505,000	USD	1,364,899	1,374,510	1,364,899	9,611
2/20/2024	BNY	THB	151,500,000	USD	4,285,761	4,277,109	4,285,761	(8,652)
2/20/2024	BNS	USD	1,121,682	BRL	5,600,000	1,121,682	1,128,427	(6,745)
2/20/2024	BNS	USD	765,697	CLP	700,000,000	765,697	751,574	14,123
2/20/2024	BNS	USD	1,493,568	COP	5,900,000,000	1,493,568	1,509,450	(15,882)
2/20/2024	BNY	USD	1,903,205	CZK	43,500,000	1,903,205	1,892,175	11,030
2/20/2024	BNY	USD	2,957,671	HUF	1,045,000,000	2,957,671	2,936,192	21,479
2/20/2024	BNS	USD	3,847,636	IDR	59,900,000,000	3,847,636	3,794,485	53,151
2/20/2024	BNY	USD	2,720,379	ILS	10,090,000	2,720,379	2,767,963	(47,584)
2/20/2024	BNS	USD	1,142,065	KRW	1,525,000,000	1,142,065	1,143,907	(1,842)
2/20/2024	BNY	USD	778,178	MXN	13,550,000	778,178	784,567	(6,389)
2/20/2024	BNS	USD	738,423	PHP	41,300,000	738,423	733,245	5,178
2/20/2024	BNY	USD	380,665	PLN	1,525,000	380,665	380,768	(103)
2/20/2024	BNY	USD	1,748,610	THB	62,300,000	1,748,610	1,758,838	(10,228)
2/20/2024	BNY	USD	2,642,180	ZAR	50,450,000	2,642,180	2,690,008	(47,828)
2/20/2024	BNY	ZAR	65,230,000	USD	3,441,218	3,478,080	3,441,218	36,862
Net Unrealized Appreciation (Depreciation)								$(319,297)

(a)	Principal Value is in local currency in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $3,199,324 or 2.1%
of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
COP	– Colombian Peso
CZK	– Czech Republic Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Nuevo Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Credit Quality(1)	% of Total Investments (including cash)
AAA	7.0%
AA	2.8
AA-	1.9
A+	2.5
A	16.1
A-	5.2
BBB+	10.8
BBB	14.7
BBB-	16.4
BB	20.1
B	0.2
Cash	2.3
Total	100.0%

(1)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the
creditworthiness of the issuers of the underlying securities in the
Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Currency Exposure Diversification	% of Total Investments (including cash)‡
IDR	12.1%
BRL	11.7
MYR	10.8
MXN	10.7
ZAR	9.5
COP	8.5
THB	7.5
INR	6.5
PLN	6.0
RON	5.3
PHP	5.0
PEN	4.3
CLP	3.4
HUF	3.3
CNH	3.2
KRW	1.8
CZK	1.8
TRY	0.2
EUR	0.0‡‡
ILS	0.0‡‡
USD	(11.6)
Total	100.0%

‡		The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$140,100,661	$—	$140,100,661	$—
Forward Foreign Currency Contracts	170,686	—	170,686	—
Total	$140,271,347	$—	$140,271,347	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(489,983)	$—	$(489,983)	$—

*	See Portfolio of Investments for country breakout.